Summary of significant accounting policies - Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment item	Dec. 31, 2018 CNY (¥) segment item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill
Impairment of goodwill		¥ 0	¥ 0
Impairment of Long-lived Assets
Impairment of long-lived assets		¥ 0	0
Financial Guarantee liabilities
Period of delinquent on an installment of principal and interest of a loan	1 day	1 day
Gain from financial guarantee liabilities	$ 3,112	¥ 21,397,000	0	¥ 0
Revenue recognition
Fees collected as upfront		0
Limited Upfront fees on selling prices		¥ 0
Provision for credit loss
Individual loans allowance period	90 days	90 days
Share-based compensation expenses
Cumulative share-based compensation expenses for the options that have satisfied the service condition		¥ 94,800,000
Value added Tax ("VAT")
Percentage of value added tax	6.00%	6.00%
Segment reporting
Number of reportable segment | segment	1	1
Statutory reserves
Appropriation to the statutory surplus fund, minimum percentage of after-tax profits	10.00%	10.00%
Maximum percentage of statutory surplus fund to registered capital	50.00%	50.00%
Appropriation to the general reserve fund, minimum percentage of after-tax profits	10.00%	10.00%
Maximum percentage of general reserve fund to registered capital	50.00%	50.00%
Number of reserve funds | item	2	2
Transfer of reserves		¥ 0
Profit appropriation to general reserve fund and statutory surplus fund		1,700,000	0	0
Appropriation to other reserve funds		¥ 0	¥ 0	¥ 0